Cash and cash equivalents (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Balance per Group balance sheet	$ 11,412	$ 12,807	$ 14,027
Bank overdrafts repayable on demand (unsecured)	(3)	(2)	(4)
Balance per Group cash flow statement	$ 11,409	$ 12,805	$ 14,023	$ 10,381